Condensed Interim Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Revenues	$ 568	$ 669
Cost of revenues	1,294	1,245
Gross profit (loss)	(726)	(576)
Operating expenses:
Research and development, net	26,159	26,072
Sales and marketing	3,917	4,243
General and administrative	5,550	5,927
Total operating expenses	35,626	36,242
Operating loss	(36,352)	(36,818)
Financing expenses (income), net	(1,341)	303
Net loss	$ (35,011)	$ (37,121)
Basic net loss per ordinary share (in Dollars per share)	$ (0.32)	$ (0.46)
Weighted-average number of shares used in computing basic net loss per ordinary share (in Shares)	110,783,504	79,914,649
Diluted loss per ordinary share (in Dollars per share)	$ (0.32)	$ (0.58)
Weighted-average number of shares used in computing diluted net loss per ordinary share (in Shares)	110,783,504	64,503,654